Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2015
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, including assets held under capital leases, was comprised of the following (in millions):

	Estimated
	useful lives	As of June 30,
	(in years)	2015	2014
Land	N/A	$16.2	$0.7
Building leasehold and site improvements	15 to 20	109.2	64.7
Furniture, fixtures and office equipment	3 to 7	5.1	5.7
Computer hardware	3 to 5	15.1	16.7
Software	3	8.3	9.3
Machinery and equipment	5 to 7	272.1	94.9
Fiber optic equipment	8	623.3	583.7
Circuit switch equipment	10	12.1	11.8
Packet switch equipment	5	76.2	62.8
Fiber optic network	15 to 20	2,715.4	2,450.8
Construction in progress	N/A	437.1	259.0
Total		4,290.1	3,560.1
Less accumulated depreciation		(990.9)	(737.7)
Property and equipment, net		$3,299.2	$2,822.4